Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Ampol Ltd.	497,838	$11,755,843
ANZ Group Holdings Ltd.	6,261,437	112,980,898
APA Group	2,677,292	14,287,313
ASX Ltd.	202,099	8,255,770
Aurizon Holdings Ltd.	3,834,453	9,418,378
BHP Group Ltd.	6,859,306	188,124,085
BlueScope Steel Ltd.	932,594	13,611,598
Dexus	2,251,296	10,225,861
Fortescue Ltd.	3,525,610	58,435,023
GPT Group (The)	4,006,027	10,773,941
Macquarie Group Ltd.	761,613	91,194,410
Mirvac Group	8,179,147	10,716,878
National Australia Bank Ltd.	6,494,528	140,785,260
Pilbara Minerals Ltd.(a)	2,100,175	5,346,842
Rio Tinto Ltd.	773,088	64,339,731
Santos Ltd.	6,758,389	33,165,874
Scentre Group	10,847,957	21,967,653
Sonic Healthcare Ltd.	943,342	16,211,968
South32 Ltd.	9,473,282	21,613,111
Stockland	4,975,697	14,096,728
Suncorp Group Ltd.	2,643,971	28,238,706
Telstra Group Ltd.	4,215,352	9,959,244
Transurban Group	4,182,807	33,581,492
Treasury Wine Estates Ltd.	588,638	4,565,009
Vicinity Ltd.	8,020,598	9,821,776
Washington H Soul Pattinson & Co. Ltd.	320,147	6,699,906
Westpac Banking Corp.	7,290,017	121,060,527
Woodside Energy Group Ltd.	3,953,070	70,827,173
		1,142,060,998
Austria — 0.3%
Erste Group Bank AG	717,886	33,478,668
OMV AG	307,961	14,613,182
voestalpine AG	242,242	6,469,092
		54,560,942
Belgium — 0.7%
Ageas SA/NV	333,091	15,289,396
Elia Group SA/NV	31,207	3,004,659
Groupe Bruxelles Lambert NV	183,686	13,635,008
KBC Group NV	522,525	38,815,329
Sofina SA	32,031	7,497,857
Syensqo SA(b)	154,650	14,334,760
Umicore SA	436,599	9,670,767
Warehouses De Pauw CVA	366,427	9,689,928
		111,937,704
Denmark — 0.7%
AP Moller - Maersk A/S, Class A	4,137	5,867,044
AP Moller - Maersk A/S, Class B, NVS	8,552	12,392,431
Carlsberg A/S, Class B	71,849	9,664,614
Danske Bank A/S	1,436,086	41,340,589
Orsted A/S(b)(c)	395,213	21,720,242
Rockwool A/S, Class B	19,198	6,258,331
Svitzer A/S, NVS	25,378	852,784
Tryg A/S	729,322	14,434,908
		112,530,943
Finland — 1.8%
Elisa OYJ	194,059	8,749,996
Fortum OYJ	938,809	12,371,055
Kesko OYJ, Class B	571,947	9,764,494
Kone OYJ, Class B	248,697	12,123,230
Security	Shares	Value

Finland (continued)
Neste OYJ	883,475	$20,027,598
Nokia OYJ	11,117,067	40,414,446
Nordea Bank Abp, New	6,611,078	77,470,310
Sampo OYJ, Class A	941,110	38,193,460
Stora Enso OYJ, Class R	1,214,952	16,183,922
UPM-Kymmene OYJ	1,111,804	38,963,298
Wartsila OYJ Abp	989,128	18,246,931
		292,508,740
France — 10.7%
Aeroports de Paris SA	46,760	5,939,209
Alstom SA(a)	602,432	9,499,192
Amundi SA(c)	127,324	8,882,683
ArcelorMittal SA	1,069,080	26,708,661
Arkema SA	124,806	12,878,323
AXA SA	3,781,105	130,643,138
BNP Paribas SA	2,150,074	154,723,327
Bollore SE	1,486,259	9,646,928
Bouygues SA	399,881	14,737,731
Bureau Veritas SA	230,803	6,731,515
Carrefour SA	774,104	13,022,925
Cie. de Saint-Gobain SA	949,027	75,051,562
Cie. Generale des Etablissements Michelin SCA	1,415,442	54,379,363
Covivio SA/France	104,928	5,222,909
Credit Agricole SA	2,228,302	34,479,038
Danone SA	1,338,783	83,790,860
Eiffage SA	153,672	16,396,562
Engie SA	3,803,796	66,036,216
EssilorLuxottica SA	215,047	45,854,819
Eurazeo SE	87,561	7,887,285
Eurofins Scientific SE	99,946	6,125,564
Euronext NV(c)	178,884	16,108,647
Gecina SA	96,144	9,816,475
Getlink SE	483,556	8,231,909
Ipsen SA	27,427	3,336,119
Klepierre SA	449,727	12,076,252
La Francaise des Jeux SAEM(c)	218,534	8,235,399
Orange SA	3,871,607	43,092,081
Publicis Groupe SA	475,895	52,513,482
Renault SA	401,117	19,868,662
Rexel SA	471,067	12,209,982
Sanofi SA	2,369,902	234,129,858
SEB SA	51,739	6,106,458
Societe Generale SA	1,511,405	40,724,886
Teleperformance SE	60,333	5,465,248
TotalEnergies SE	4,519,933	328,141,523
Unibail-Rodamco-Westfield, New(b)	246,678	20,556,406
Veolia Environnement SA	1,434,746	44,602,942
Vinci SA	1,042,406	122,145,076
Vivendi SE	699,786	7,119,407
Worldline SA/France(b)(c)	248,053	2,572,929
		1,785,691,551
Germany — 9.2%
Allianz SE, Registered	815,533	231,436,057
BASF SE	1,858,172	97,361,805
Bayer AG, Registered	2,048,534	59,757,140
Bayerische Motoren Werke AG	663,903	72,331,761
Commerzbank AG	2,195,347	32,627,555
Continental AG	229,194	14,854,358
Covestro AG(b)(c)	256,020	12,822,592
Daimler Truck Holding AG	1,114,501	50,259,789
Deutsche Bank AG, Registered	4,036,050	64,465,866

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(b)	1,240,902	$8,880,675
Deutsche Post AG, Registered	2,063,808	86,411,491
Deutsche Telekom AG, Registered	6,747,958	154,565,780
E.ON SE	4,679,269	61,962,728
Evonik Industries AG	485,436	10,116,808
Fresenius Medical Care AG & Co. KGaA	427,936	18,017,263
Fresenius SE & Co. KGaA	878,733	26,221,723
GEA Group AG	341,514	13,783,498
Heidelberg Materials AG	271,685	27,341,198
Henkel AG & Co. KGaA	216,702	15,582,723
LEG Immobilien SE(b)	154,834	13,143,603
Mercedes-Benz Group AG	1,670,498	126,357,950
MTU Aero Engines AG	39,331	9,475,503
RWE AG	1,317,211	45,885,748
Siemens AG, Registered	1,028,475	192,667,818
Siemens Energy AG(b)	1,084,713	22,272,899
Talanx AG(b)	135,190	10,168,254
Volkswagen AG	61,966	8,747,930
Vonovia SE	1,526,615	44,113,105
		1,531,633,620
Hong Kong — 2.0%
BOC Hong Kong Holdings Ltd.	7,733,000	23,702,364
CK Asset Holdings Ltd.	4,083,500	17,418,476
CK Hutchison Holdings Ltd.	5,589,500	27,146,930
CK Infrastructure Holdings Ltd.	1,337,000	7,552,897
CLP Holdings Ltd.	3,423,500	26,929,462
Galaxy Entertainment Group Ltd.	2,297,000	10,306,391
Hang Lung Properties Ltd.	3,768,088	4,158,883
Hang Seng Bank Ltd.	1,593,500	21,012,807
Henderson Land Development Co. Ltd.	3,026,794	9,125,241
HKT Trust & HKT Ltd., Class SS	7,949,000	8,775,513
Hong Kong & China Gas Co. Ltd.	23,362,650	17,763,839
Hongkong Land Holdings Ltd.	2,308,300	7,375,432
Jardine Matheson Holdings Ltd.	329,900	12,658,263
Link REIT	5,371,560	23,016,017
MTR Corp. Ltd.	3,248,000	10,674,346
Power Assets Holdings Ltd.	2,888,500	16,568,872
Sands China Ltd.(b)	3,282,800	7,742,956
Sino Land Co. Ltd.	8,046,000	8,602,774
SITC International Holdings Co. Ltd.	2,793,000	6,056,882
Sun Hung Kai Properties Ltd.	3,016,500	27,827,083
Swire Pacific Ltd., Class A	896,000	7,587,963
Swire Properties Ltd.	2,422,000	5,009,099
WH Group Ltd.(c)	17,398,000	12,645,562
Wharf Holdings Ltd. (The)(a)	2,208,276	7,104,811
Wharf Real Estate Investment Co. Ltd.	3,480,419	10,798,043
		337,560,906
Ireland — 0.3%
AIB Group PLC	1,637,873	8,477,913
Bank of Ireland Group PLC	1,432,237	15,281,153
Smurfit Kappa Group PLC	542,199	23,493,243
		47,252,309
Israel — 0.7%
Azrieli Group Ltd.	87,948	5,658,601
Bank Hapoalim BM	2,632,119	23,711,249
Bank Leumi Le-Israel BM	3,155,215	24,585,779
Elbit Systems Ltd.	19,718	4,013,750
ICL Group Ltd.	1,613,049	7,571,604
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,543,388	13,045,603
Mizrahi Tefahot Bank Ltd.	210,342	7,659,442
Security	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	2,340,962	$32,890,516
		119,136,546
Italy — 4.0%
Assicurazioni Generali SpA	2,111,863	51,492,370
Banco BPM SpA	1,653,679	10,857,461
Enel SpA	16,933,080	111,291,670
Eni SpA	4,573,997	73,466,110
FinecoBank Banca Fineco SpA	1,272,693	19,497,354
Intesa Sanpaolo SpA	30,450,855	113,977,712
Leonardo SpA(a)	748,917	17,211,647
Mediobanca Banca di Credito Finanziario SpA	1,062,943	15,102,405
Poste Italiane SpA(c)	955,333	12,135,708
Snam SpA	4,201,907	19,224,864
Stellantis NV	4,612,799	102,065,080
Telecom Italia SpA/Milano(a)(b)	20,796,031	4,930,227
Tenaris SA, NVS	984,521	16,350,141
Terna - Rete Elettrica Nazionale	2,929,530	23,471,134
UniCredit SpA	2,087,101	76,605,720
		667,679,603
Japan — 23.6%
AGC Inc.	408,200	15,092,879
Aisin Corp.	306,500	11,658,107
ANA Holdings Inc.	215,600	4,094,675
Asahi Group Holdings Ltd.	1,001,500	34,260,270
Asahi Kasei Corp.	2,617,700	18,250,948
Bridgestone Corp.	1,187,200	52,387,551
Brother Industries Ltd.	482,400	8,533,154
Canon Inc.	2,079,900	56,293,099
Central Japan Railway Co.	1,604,900	36,700,815
Chiba Bank Ltd. (The)	1,097,100	9,267,273
Chubu Electric Power Co. Inc.	1,346,600	17,284,899
Concordia Financial Group Ltd.	2,205,000	11,880,837
Dai Nippon Printing Co. Ltd.	425,800	12,401,896
Daito Trust Construction Co. Ltd.	124,800	13,377,852
Daiwa House Industry Co. Ltd.	1,233,800	34,717,774
Daiwa Securities Group Inc.	2,782,500	20,448,753
Dentsu Group Inc.	210,300	5,689,281
East Japan Railway Co.	1,887,500	34,595,914
Eisai Co. Ltd.	262,800	10,792,940
ENEOS Holdings Inc.	5,975,950	27,610,151
Fuji Electric Co. Ltd.	131,200	8,161,151
FUJIFILM Holdings Corp.	2,324,500	49,447,873
Fujitsu Ltd.	1,283,100	19,821,510
GLP J-REIT	9,722	7,907,021
Hankyu Hanshin Holdings Inc.	238,300	6,247,805
Hikari Tsushin Inc.	16,400	2,665,357
Hitachi Construction Machinery Co. Ltd.	221,300	6,320,833
Hitachi Ltd.	1,251,200	115,436,548
Honda Motor Co. Ltd.	9,604,300	109,273,662
Hoshizaki Corp.	79,600	2,742,912
Hulic Co. Ltd.	794,100	7,317,357
Idemitsu Kosan Co. Ltd.	2,012,115	13,632,315
Iida Group Holdings Co. Ltd.	325,300	4,152,750
Inpex Corp.	1,316,100	19,714,911
Isuzu Motors Ltd.	1,212,400	15,364,561
ITOCHU Corp.	2,471,500	111,501,059
Japan Airlines Co. Ltd.	299,500	5,306,768
Japan Metropolitan Fund Invest	14,446	8,721,460
Japan Post Bank Co. Ltd.	3,001,600	30,467,164
Japan Post Holdings Co. Ltd.	4,312,600	41,415,181
Japan Post Insurance Co. Ltd.	397,400	7,460,818

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	2,674	$9,067,909
Japan Tobacco Inc.	2,495,100	67,122,222
JFE Holdings Inc.	1,202,200	17,943,694
Kajima Corp.	884,100	16,936,777
Kansai Electric Power Co. Inc. (The)	1,468,300	21,994,278
Kao Corp.	628,900	25,943,508
Kawasaki Kisen Kaisha Ltd.	558,300	7,866,380
KDDI Corp.	3,112,100	86,356,970
KDX Realty Investment Corp.	8,592	8,474,607
Keisei Electric Railway Co. Ltd.	141,400	5,267,563
Kirin Holdings Co. Ltd.	1,619,800	23,645,186
Koito Manufacturing Co. Ltd.	414,800	5,579,364
Komatsu Ltd.	1,923,500	57,428,301
Kubota Corp.	1,356,900	21,764,302
Kyocera Corp.	2,667,100	32,508,319
LY Corp.	5,566,300	13,373,770
Marubeni Corp.	2,977,800	53,053,523
Mazda Motor Corp.	1,181,900	13,378,488
MEIJI Holdings Co. Ltd.	485,900	10,871,700
Mitsubishi Chemical Group Corp.	2,676,200	15,612,594
Mitsubishi Corp.	7,173,300	164,050,270
Mitsubishi Electric Corp.	4,018,100	70,035,188
Mitsubishi Estate Co. Ltd.	2,337,300	42,830,334
Mitsubishi HC Capital Inc.	1,668,900	10,807,868
Mitsubishi Heavy Industries Ltd.	6,663,900	59,582,674
Mitsubishi UFJ Financial Group Inc.	23,087,600	229,983,679
Mitsui & Co. Ltd.	939,500	45,355,002
Mitsui Chemicals Inc.	353,400	10,058,784
Mitsui Fudosan Co. Ltd.	5,551,800	56,501,013
Mitsui OSK Lines Ltd.	717,300	22,766,803
Mizuho Financial Group Inc.	5,015,720	96,949,391
MS&AD Insurance Group Holdings Inc.	2,671,124	48,024,236
Murata Manufacturing Co. Ltd.	1,257,900	22,984,548
Nippon Building Fund Inc.	3,178	12,142,485
Nippon Express Holdings Inc.	149,800	7,663,510
Nippon Prologis REIT Inc.	4,841	8,367,350
Nippon Steel Corp.	1,778,300	39,867,546
Nippon Yusen KK	623,800	17,709,974
Nissan Motor Co. Ltd.	5,018,000	18,364,390
Nomura Holdings Inc.	6,249,900	35,561,814
Nomura Real Estate Holdings Inc.	227,900	6,380,542
Nomura Real Estate Master Fund Inc.	8,565	8,187,454
Obayashi Corp.	1,357,900	15,155,236
Odakyu Electric Railway Co. Ltd.	650,100	7,308,868
Omron Corp.	128,300	4,403,561
ORIX Corp.	2,439,200	49,919,229
Osaka Gas Co. Ltd.	779,800	17,339,530
Panasonic Holdings Corp.	2,302,000	20,092,891
Resona Holdings Inc.	4,410,100	27,888,345
Ricoh Co. Ltd.	1,141,900	9,851,233
Rohm Co. Ltd.	686,800	9,872,645
SBI Holdings Inc.	258,200	6,286,689
Secom Co. Ltd.	284,600	19,769,018
Seiko Epson Corp.	601,000	9,886,441
Sekisui Chemical Co. Ltd.	788,400	11,469,672
Sekisui House Ltd.	1,238,900	28,470,361
Sharp Corp./Japan(b)	199,700	1,048,258
Shimizu Corp.	1,069,200	6,623,111
Shiseido Co. Ltd.	288,100	7,711,929
Shizuoka Financial Group Inc., NVS	968,200	9,037,031
SoftBank Corp.	5,973,400	72,049,274
SoftBank Group Corp.	1,390,700	68,395,457
Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	1,853,800	$36,686,916
Subaru Corp.	1,252,800	27,973,753
SUMCO Corp.	725,200	10,815,129
Sumitomo Corp.	2,158,400	56,759,762
Sumitomo Electric Industries Ltd.	1,483,400	22,927,895
Sumitomo Metal Mining Co. Ltd.	514,100	17,175,381
Sumitomo Mitsui Financial Group Inc.	2,642,000	150,075,571
Sumitomo Mitsui Trust Holdings Inc.	1,362,410	28,644,426
Sumitomo Realty & Development Co. Ltd.	595,900	20,620,464
Suntory Beverage & Food Ltd.	288,300	9,379,909
Suzuki Motor Corp.	3,263,100	38,001,344
T&D Holdings Inc.	509,200	8,308,784
Taisei Corp.	353,200	12,930,792
Takeda Pharmaceutical Co. Ltd.	3,285,300	86,344,472
Tobu Railway Co. Ltd.	194,600	3,860,957
Toho Co. Ltd./Tokyo	116,300	3,896,323
Tokyo Electric Power Co. Holdings Inc.(b)	3,183,000	19,799,148
Tokyu Corp.	669,800	7,928,796
TOPPAN Holdings Inc.	478,600	11,354,277
Toray Industries Inc.	2,880,500	13,165,960
TOTO Ltd.	294,600	7,973,200
Toyota Industries Corp.	305,000	28,983,170
Toyota Motor Corp.	11,024,880	251,461,802
Toyota Tsusho Corp.	440,600	28,013,302
Trend Micro Inc./Japan	182,100	8,973,559
USS Co. Ltd.	298,200	2,278,038
West Japan Railway Co.	917,200	17,409,782
Yamaha Corp.	272,000	5,731,903
Yamaha Motor Co. Ltd.	1,865,600	17,400,857
		3,934,236,845
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(c)	995,488	15,946,284
Aegon Ltd.	3,038,677	18,924,413
AerCap Holdings NV(b)	417,698	35,291,304
ASR Nederland NV	331,051	16,565,623
Coca-Cola Europacific Partners PLC	428,690	30,874,254
DSM-Firmenich AG	386,681	43,368,007
EXOR NV, NVS	195,219	21,313,127
Heineken Holding NV	270,767	21,781,575
ING Groep NV	6,918,857	109,388,967
JDE Peet’s NV	200,428	4,453,426
Koninklijke Ahold Delhaize NV	1,980,186	60,106,938
Koninklijke KPN NV	6,985,633	25,386,710
Koninklijke Philips NV(b)	1,614,249	42,868,308
NN Group NV	564,284	26,030,916
OCI NV	220,830	5,939,570
Randstad NV	227,484	11,408,535
		489,647,957
New Zealand — 0.2%
Auckland International Airport Ltd.	2,784,315	12,879,159
EBOS Group Ltd.	321,925	6,650,680
Mercury NZ Ltd.	730,014	2,744,425
Spark New Zealand Ltd.	2,477,448	6,963,417
		29,237,681
Norway — 1.1%
Aker BP ASA	658,467	15,969,892
DNB Bank ASA	1,929,742	33,633,751
Equinor ASA	1,875,679	49,908,754
Gjensidige Forsikring ASA	417,965	6,701,355
Mowi ASA	971,707	17,060,161
Norsk Hydro ASA	2,770,317	17,024,658

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	1,455,402	$9,900,240
Salmar ASA	96,964	6,100,109
Telenor ASA	1,316,186	15,154,178
Yara International ASA	343,257	9,784,591
		181,237,689
Portugal — 0.2%
EDP - Energias de Portugal SA	6,544,531	24,575,808
EDP Renovaveis SA	416,997	5,708,763
Galp Energia SGPS SA	342,274	7,352,442
		37,637,013
Singapore — 1.4%
CapitaLand Integrated Commercial Trust	11,132,404	15,869,187
CapitaLand Investment Ltd/Singapore	5,447,700	10,535,047
City Developments Ltd.	1,049,600	4,704,237
Genting Singapore Ltd.	12,669,400	8,455,174
Jardine Cycle & Carriage Ltd.	210,000	4,052,631
Keppel Ltd.	3,038,100	15,196,300
Mapletree Logistics Trust	7,238,600	7,103,251
Mapletree Pan Asia Commercial Trust	4,940,200	4,527,066
Oversea-Chinese Banking Corp. Ltd.	7,051,600	73,206,637
Seatrium Ltd.(a)(b)	45,908,700	3,279,510
Singapore Airlines Ltd.(a)	3,118,100	14,878,386
United Overseas Bank Ltd.	2,629,000	58,339,576
Wilmar International Ltd.	3,988,400	9,375,023
		229,522,025
Spain — 3.9%
Acciona SA	56,924	6,580,762
ACS Actividades de Construccion y Servicios SA	441,779	17,693,449
Aena SME SA(c)	78,413	14,289,952
Banco Bilbao Vizcaya Argentaria SA	12,154,203	131,435,224
Banco Santander SA	33,694,313	163,944,127
CaixaBank SA	7,817,160	41,224,235
Enagas SA	186,158	2,730,196
Endesa SA	691,982	12,618,737
Ferrovial SE	392,964	14,133,093
Iberdrola SA	12,776,361	156,658,324
Redeia Corp. SA	396,106	6,612,437
Repsol SA	2,528,017	39,679,953
Telefonica SA	10,125,651	45,358,822
		652,959,311
Sweden — 2.3%
Boliden AB	570,130	18,737,147
Fastighets AB Balder, Class B(b)	1,353,100	8,529,001
Holmen AB, Class B	159,171	6,199,277
Industrivarden AB, Class A	173,699	5,593,720
Industrivarden AB, Class C	203,132	6,530,658
L E Lundbergforetagen AB, Class B	159,689	7,870,724
Sandvik AB	1,112,558	22,177,212
Securitas AB, Class B	1,022,257	10,244,651
Skandinaviska Enskilda Banken AB, Class A	3,307,089	43,311,029
Skanska AB, Class B	705,205	12,114,228
SKF AB, Class B	713,032	14,658,555
Svenska Cellulosa AB SCA, Class B	1,268,102	18,584,362
Svenska Handelsbanken AB, Class A	3,038,270	26,054,146
Swedbank AB, Class A	1,769,190	33,830,918
Tele2 AB, Class B	1,124,193	10,485,414
Telefonaktiebolaget LM Ericsson, Class B	6,111,471	31,015,012
Telia Co. AB	4,934,666	11,287,929
Volvo AB, Class A	417,130	10,985,638
Volvo AB, Class B	3,141,725	79,966,890
Security	Shares	Value

Sweden (continued)
Volvo Car AB(a)(b)	1,582,214	$4,911,560
		383,088,071
Switzerland — 8.1%
Adecco Group AG, Registered	332,119	11,618,339
Avolta AG, Registered(b)	135,518	5,124,862
Baloise Holding AG, Registered	95,764	14,471,171
Banque Cantonale Vaudoise, Registered	63,513	6,641,843
Barry Callebaut AG, Registered	2,629	4,248,391
Clariant AG, Registered	448,163	6,704,884
EMS-Chemie Holding AG, Registered	7,267	5,797,869
Helvetia Holding AG, Registered	77,464	10,132,719
Holcim AG	1,085,129	90,833,655
Julius Baer Group Ltd.	429,106	23,025,119
Kuehne + Nagel International AG, Registered	113,131	29,900,123
Novartis AG, Registered	4,267,401	414,183,171
Roche Holding AG, NVS	1,462,689	350,481,048
Sandoz Group AG(b)	852,325	28,967,880
Schindler Holding AG, Registered	17,309	4,217,403
SGS SA	109,818	9,670,093
Swatch Group AG (The), Bearer	60,650	12,743,247
Swatch Group AG (The), Registered	110,225	4,569,868
Swiss Life Holding AG, Registered	61,513	41,506,241
Swiss Prime Site AG, Registered	160,588	14,827,544
Swiss Re AG	219,865	23,900,505
Swisscom AG, Registered	53,891	29,564,958
UBS Group AG, Registered	2,397,887	62,976,349
Zurich Insurance Group AG	304,703	147,490,367
		1,353,597,649
United Kingdom — 17.2%
3i Group PLC	2,026,453	72,399,979
abrdn PLC	3,853,765	7,027,653
Admiral Group PLC	271,980	9,257,421
Anglo American PLC	2,645,511	86,448,580
Antofagasta PLC	822,450	22,561,265
Associated British Foods PLC	710,890	23,528,810
Aviva PLC	5,696,021	33,071,944
Barclays PLC	31,550,771	79,548,717
Barratt Developments PLC	2,031,997	11,481,026
Berkeley Group Holdings PLC	220,562	12,952,638
BP PLC	35,636,802	229,701,892
British American Tobacco PLC	4,185,004	122,856,115
BT Group PLC	13,511,908	17,279,074
Centrica PLC	11,247,155	17,953,514
Coca-Cola HBC AG, Class DI	232,251	7,496,765
Croda International PLC	142,682	8,172,333
DCC PLC	207,060	14,140,268
Endeavour Mining PLC	383,022	8,109,771
Glencore PLC	21,590,908	125,628,001
GSK PLC	8,567,318	177,745,385
Hargreaves Lansdown PLC	739,385	7,471,733
Hikma Pharmaceuticals PLC	346,781	8,326,410
HSBC Holdings PLC	25,925,060	224,717,144
Imperial Brands PLC	1,743,889	39,848,123
J Sainsbury PLC	3,457,281	11,340,492
Kingfisher PLC	3,897,689	12,006,143
Land Securities Group PLC	1,474,796	11,919,385
Legal & General Group PLC	12,449,083	36,544,277
Lloyds Banking Group PLC	132,346,889	85,414,388
M&G PLC	4,683,338	11,724,865
Melrose Industries PLC	2,805,014	22,037,113
Mondi PLC, NVS	923,837	17,535,042

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	7,744,173	$101,581,510
NatWest Group PLC, NVS	11,877,171	44,828,971
Ocado Group PLC(b)	600,639	2,629,731
Pearson PLC	1,314,052	15,944,484
Persimmon PLC	666,367	10,790,500
Phoenix Group Holdings PLC	1,568,917	9,555,810
Reckitt Benckiser Group PLC	743,057	41,542,089
Rio Tinto PLC	2,344,650	158,640,718
Schroders PLC	1,665,699	7,302,561
Segro PLC	2,646,722	27,838,545
Severn Trent PLC	279,698	8,621,488
Shell PLC	13,537,983	481,256,292
Smith & Nephew PLC	911,630	11,044,986
Smiths Group PLC	723,957	14,594,942
SSE PLC	2,277,881	47,348,933
St. James’s Place PLC	1,133,724	6,134,916
Standard Chartered PLC	4,721,799	40,567,517
Taylor Wimpey PLC	7,367,223	12,072,098
Tesco PLC	14,659,566	54,124,120
Unilever PLC	1,821,995	94,253,272
United Utilities Group PLC	1,425,373	18,579,981
Vodafone Group PLC	47,973,496	40,456,117
Whitbread PLC	198,649	7,829,310
WPP PLC	2,242,463	22,476,572
		2,856,261,729

Total Common Stocks — 98.2%
(Cost: $15,374,720,496)		16,349,979,832

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	123,572	12,697,232
Henkel AG & Co. KGaA, Preference Shares, NVS	352,858	28,031,654
Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	318,996	$16,253,320
Volkswagen AG, Preference Shares, NVS	429,433	52,607,733
		109,589,939

Total Preferred Stocks — 0.6%
(Cost: $147,885,100)		109,589,939
Total Long-Term Investments — 98.8%
(Cost: $15,522,605,596)		16,459,569,771

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	43,133,571	43,146,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	4,430,000	4,430,000

Total Short-Term Securities — 0.3%
(Cost: $47,570,487)		47,576,511

Total Investments — 99.1%
(Cost: $15,570,176,083)		16,507,146,282

Other Assets Less Liabilities — 0.9%		145,014,761

Net Assets — 100.0%		$16,652,161,043

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,634,209	$22,522,044	(a)	$—	$(5,218)	$(4,524)	$43,146,511	43,133,571	$162,388	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,430,000	(a)	—	—	—	4,430,000	4,430,000	377,738		—
					$(5,218)	$(4,524)	$47,576,511		$540,126		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	285	06/13/24	$49,350	$324,414
Euro STOXX 50 Index	964	06/21/24	50,118	(1,082,132)
FTSE 100 Index	854	06/21/24	86,739	1,977,000
				$1,219,282

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$182,861,372	$16,167,118,460	$—	$16,349,979,832
Preferred Stocks	—	109,589,939	—	109,589,939
Short-Term Securities
Money Market Funds	47,576,511	—	—	47,576,511
	$230,437,883	$16,276,708,399	$—	$16,507,146,282
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,301,414	$—	$2,301,414
Liabilities
Equity Contracts	—	(1,082,132)	—	(1,082,132)
	$—	$1,219,282	$—	1,219,282

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
April 30, 2024

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust